Operations (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Operations
Total net identifiable assets at fair value		R$ 4,575,159
Goodwill on acquisition (Note 16)		2,636,426
Total consideration		R$ 7,211,585
Equity interest of the acquiree		100.00%	100.00%
Shareholders equity book value		R$ 1,282,579
Shareholders equity fair value		4,575,159
Surplus of radio frequencies	[1]	3,038,951
Surplus of customers portfolio	[2]	253,629
Contribution to the net revenue Group as of the date of acquisition		1,231,518
Contribution to the Group with loss since the acquisition date		(626,258)
Net revenue from the acquiree since the beginning of the year		2,297,351
Loss from the acquiree since the beginning of the year		R$ (1,910,638)

[1]	The intangible asset value refers to the adjustment in the authorizations item reflecting the fair value of the acquired grants and the
[2]	The evaluation of the customer portfolio was conducted using the profitability approach, using the MPEEM (Multi-period excess earning method) method based on a calculation of cash flows from future economic benefits attributable to the customer base. The average useful life is 7.67 years.